27 Share-based Payments (Details 2) - Number	1 Months Ended		12 Months Ended
	Oct. 30, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Number of options	50,000	219,000	269,000	5,497	67,560
Option pricing models used	Black-Scholes	Black-Scholes		Monte-Carlo	Monte-Carlo
Share price	1.126	2.30		5.4	8.20
Exercise price of options issued in year	1.05	1.46			9.20
Contractual life	10 years	10 years		10 years	10 years
Expected life	5 years	5 years		5 years	5 years
Volatility	78.30%	75.30%		45.20%	42.50%
Expected dividend yield	0.00%	0.00%		0.00%	0.00%
Risk free rate	0.26%	0.58%		1.03%	0.73%
Bottom Of Range [member]
Disclosure of detailed information about borrowings [line items]
Exercise price of options issued in year				16.60
Top Of Range [member]
Disclosure of detailed information about borrowings [line items]
Exercise price of options issued in year				24.40